Summary of Significant Accounting Policies - Changes to Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Gross, Beginning Balance	$ 20,488	$ 20,523
Goodwill, Impaired, Accumulated Impairment Loss	(3,240)	(3,240)	$ (3,240)
Goodwill	17,017	17,248	17,283
Goodwill, Acquired During Period	33	24
Goodwill, Translation Adjustments	(264)	(59)
Goodwill, Gross, Ending Balance	20,257	20,488
Operating segments | Global Business Solutions
Goodwill [Roll Forward]
Goodwill, Gross, Beginning Balance	15,892	15,909
Goodwill, Impaired, Accumulated Impairment Loss	(1,363)	(1,363)	(1,363)
Goodwill	14,349	14,529	14,546
Goodwill, Acquired During Period	0	24
Goodwill, Translation Adjustments	(180)	(41)
Goodwill, Gross, Ending Balance	15,712	15,892
Operating segments | Global Financial Solutions
Goodwill [Roll Forward]
Goodwill, Gross, Beginning Balance	2,210	2,228
Goodwill, Impaired, Accumulated Impairment Loss	(683)	(683)	(683)
Goodwill	1,443	1,527	1,545
Goodwill, Acquired During Period	0	0
Goodwill, Translation Adjustments	(84)	(18)
Goodwill, Gross, Ending Balance	2,126	2,210
Operating segments | Network & Security Solutions
Goodwill [Roll Forward]
Goodwill, Gross, Beginning Balance	2,205	2,205
Goodwill, Impaired, Accumulated Impairment Loss	(1,013)	(1,013)	(1,013)
Goodwill	1,225	1,192	1,192
Goodwill, Acquired During Period	33	0
Goodwill, Translation Adjustments	0	0
Goodwill, Gross, Ending Balance	2,238	2,205
Divested Operations
Goodwill [Roll Forward]
Goodwill, Gross, Beginning Balance	181	181
Goodwill, Impaired, Accumulated Impairment Loss	(181)	(181)	(181)
Goodwill	0	0	$ 0
Goodwill, Acquired During Period	0	0
Goodwill, Translation Adjustments	0	0
Goodwill, Gross, Ending Balance	$ 181	$ 181